Inventories and Supplies - Summary of Inventories and Supplies (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories And Supplies [Line Items]
Inventories and supplies	₱ 4,085	₱ 3,412
Total inventories and supplies at the lower of cost or net realizable value	4,085	3,412
Commercial [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	1,406	2,463
Inventories and supplies	1,755	3,244
Network [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	420	592
Inventories and supplies	1,445	1,752
Others [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	2,259	357
Inventories and supplies	₱ 3,248	₱ 719